Loans Held for Sale and Loan Servicing Narrative Data (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Servicing Assets at Fair Value [Line Items]
Unpaid principal balance of loans serviced for others	$ 260,500,000	$ 208,100,000
Loans sold during the year	126,300,000	80,400,000
Net gains on sales of loans held for sale	3,614,000	1,566,000
Loan servicing rights, unamortized balance	1,100,000	818,000
Loan servicing rights, valuation allowance	0	0
Loan servicing rights, capitalized	740,000	481,000
Loan servicing rights, Amortization	475,000	312,000
Commercial [Member]
Servicing Assets at Fair Value [Line Items]
Loans sold during the year	576,000	293,000
Net gains on sales of loans held for sale	64,000	21,000
Residential Real Estate [Member]
Servicing Assets at Fair Value [Line Items]
Loans sold during the year	125,700,000	80,100,000
Net gains on sales of loans held for sale	3,600,000	1,500,000
Credit Enhancement Obligation [Member]
Servicing Assets at Fair Value [Line Items]
Contractual risk sharing commitments, maximum liability	$ 339,000	$ 92,000